DIVESTITURES DIVESTITURES - Material Sciences Components of Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of tax	$ (217)	$ (158)	$ (82)	$ (60)	$ 60	$ 155	$ (256)	$ 765	$ 517	$ 724	$ 4,185
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest									$ 0	(73)	(116)
Materials Science Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales, Discontinued Operations										10,867	49,224
Cost of Sales, Discontinued Operations										8,917	40,187
Research and Development Expenses, Discontinued Operations										163	670
Selling, General and Administrative Expense, Discontinued Operations										329	1,304
Amortization of Intangibles, Discontinued Operations										116	469
Restructuring and asset related charges, Discontinued Operations										157	219
Integration and Separation Costs, Discontinued Operations										44	135
Equity in Earnings on Nonconsolidated Affiliates, Discontinued Operations										(13)	554
Sundry Income (expense), Discontinued Operations										48	242
Interest Expense, Discontinued Operations										240	1,062
Income (Loss) from Discontinued Operation, before Income Tax										936	5,974
Provision for Income Taxes, Discontinued Operations										207	1,490
Income from discontinued operations, net of tax										729	4,484
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest										37	102
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent										$ 692	$ 4,382